OTHER CURRENT ASSETS	6 Months Ended
Mar. 31, 2025
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

NOTE 5 – OTHER CURRENT ASSETS

Other current assets consisted of the following:

	As of	As of
	March 31, 2025	September 30, 2024
Other receivables	$377,110	$192,387
Receivable from third party	8,031,939	—
Input VAT	638,781	702,073
Total other current assets	$9,047,830	$894,460